Cover	Dec. 13, 2022
Entity Listings [Line Items]
Document Type	8-K
Document Period End Date	Dec. 13, 2022
Entity Registrant Name	Greenidge Generation Holdings Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40808
Entity Tax Identification Number	86-1746728
Entity Address, Address Line One	135 Rennell Drive
Entity Address, Address Line Two	3rd Floor
Entity Address, City or Town	Fairfield
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06890
City Area Code	203
Local Phone Number	718-5960
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001844971
Class A common stock, par value $.0001
Entity Listings [Line Items]
Title of 12(b) Security	Class A common stock, par value $.0001
Trading Symbol	GREE
Security Exchange Name	NASDAQ
8.50% Senior Notes due 2026
Entity Listings [Line Items]
Title of 12(b) Security	8.50% Senior Notes due 2026
Trading Symbol	GREEL
Security Exchange Name	NASDAQ